Dividends	6 Months Ended
Jun. 30, 2018
Text block1 [abstract]
Dividends

11 DIVIDENDS

The Boards have determined to pay a quarterly interim dividend for Q1 2018 and Q2 2018 at the following rates which are equivalent in value between the two companies at the rate of exchange applied under the terms of the Equalisation Agreement:

	Q1 2018		Q2 2018
Per Unilever N.V. ordinary share		€0.3872		€0.3872
Per Unilever PLC ordinary share		£0.3341		£0.3435
Per Unilever N.V. New York share	US$	0.4789	US$	0.4531
Per Unilever PLC American Depositary Receipt	US$	0.4789	US$	0.4531

The quarterly interim dividends have been determined in euros and converted into equivalent sterling and US dollar amounts using exchange rates issued by WM/Reuters on 17 April 2018 and 17 July 2018 for Q1 and Q2 respectively.

US dollar cheques for the Q2 interim dividend will be mailed on 5 September 2018 to holders of record at the close of business on 3 August 2018. In the case of the NV New York shares, Netherlands withholding tax will be deducted.

The quarterly dividend calendar for the remainder of 2018 will be as follows:

	Announcement Date	Ex-Dividend Date	Record Date	Payment Date
Quarterly dividend – for Q2 2018	19 July 2018	2 August 2018	3 August 2018	5 September 2018
Quarterly dividend – for Q3 2018	18 October 2018	1 November 2018	2 November 2018	5 December 2018